Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11.            Commitments and Contingencies:

a)              Commitments:

The following tables set forth inflows and outflows related to the Company’s charter party arrangements and other commitments, as at June 30, 2022.

Charter party arrangements:

	Twelve month periods ending June 30,
+ inflows/ - outflows	Total	2023	2024	2025	2026	2027	2028 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$73,374	$73,374	$-	$-	$-	$-	$-

Total	$73,374	$73,374	$-	$-	$-	$-	$-

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of June 30, 2022, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days other than those related to scheduled interim and special surveys of the vessels.

Other commitments:

	Twelve month periods ending June 30,
+ inflows/ - outflows	Total	2023	2024	2025	2026	2027	2028 and thereafter
Vessel BWTS and ESD (1)	$(13,837)	$(12,097)	$(1,740)	$-	$-	$-	$-

Total	$(13,837)	$(12,097)	$(1,740)	$-	$-	$-	$-

(1)	The amounts represent the Company’s commitments as of June 30, 2022, for vessel upgrades (BWTS and ESD).

b)              Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels.  The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure.  Currently, management is not aware of, and has not accrued for, any such claims or contingent liabilities requiring disclosure in the unaudited interim condensed consolidated financial statements.